Property and equipment (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	₩ 303,611	₩ 344,055	₩ 377,890	₩ 420,836	₩ 1,151,918
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	267,659	300,292		359,153
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	32,988	39,443		52,352
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,954	4,310	6,596	9,321	13,060
Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10	10	₩ 10	10	₩ 10
Cost [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,153,601	1,162,601		2,265,641
Cost [Member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	736,246	745,246		1,848,286
Cost [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	64,547	64,547		64,547
Cost [Member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	65,768	65,768		65,768
Cost [Member] | Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	287,040	287,040		287,040
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(849,990)	(818,546)		(1,243,013)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(468,587)	(444,954)		(887,341)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(31,559)	(25,104)		(12,195)
Accumulated depreciation, amortisation and impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(62,814)	(61,458)		(56,447)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation	(287,030)	(287,030)		(287,030)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				(601,792)
Accumulated impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment				(601,792)
Accumulated impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated impairment [member] | Furniture and fixture [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment